Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2022
Inventory, Work in Process and Raw Materials [Abstract]
Summary of Inventories

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Raw materials	82,455	90,957	13,580
Work in progress	7,902	10,220	1,526
Finished goods	35,481	38,095	5,687
Inventory provision	(2,628)	(9,635)	(1,438)

	123,210	129,637	19,355